Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of cash flows [abstract]
of which: Senior long-term debt issuances	€ 12,200	€ 13,500
of which: Repayments and extinguishments	6,200	2,400
of which: Issuances	23,700	25,900
of which: Repayments and extinguishments	17,200	33,200
Total non-cash changes for Subordinated Long Term Debt	(741)	532
of which: Driven by FV changes	62	90
of which: Driven by FX movements	(810)	432
Non-cash changes for Trust Preferred Securities	2	3
of which: Driven by FV Changes	(3)	(3)
Non-cash changes for Lease Liabilities	327	673
of which: Driven by FX movements	(205)	107
Time deposits not included in central bank balances	31,500	21,200
Time deposits not included in Interbank balances	1,900	1,900
Cash and central bank balances include time and demand deposits at the Russian Central Bank	545	377
There of Demand deposits qualifying as cash and cash equivalent at the Russian Central Bank	€ 13	€ 15